Shareholder Report, Average Annual Return (Details) 192196_Bahl - Gaynor Small Cap Dividend ETF_TF_TSR Annual {TF}	12 Months Ended	13 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bahl & Gaynor Small Cap Dividend ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bahl & Gaynor Small Cap Dividend ETF NAV
Average Annual Return, Percent	3.15%	(3.75%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	13.26%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Average Annual Return, Percent	12.81%	4.92%